Employee benefits - Labor expenses - Components - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees (full-time equivalents) | employee	127,109	130,307	132,002
Wages and employee benefit expenses	€ (8,863)	€ (8,754)	€ (9,587)
o/w wages and salaries	(6,343)	(6,328)	(6,232)
o/w social security charges	(2,083)	(2,132)	(2,148)
o/w French part-time for seniors plans	(364)	(313)	(1,209)
o/w capitalized costs	788	818	849
Others	(860)	(799)	(847)
Employee profit sharing	134	149	145
Share-based compensation	(21)	(16)	(185)
Total labor expenses	(9,018)	(8,920)	(9,917)
Net interest on the net defined liability in finance costs	(86)	(13)	(10)
Actuarial gains and losses on post-employment benefits, gross amount	(96)	176	59
Total in comprehensive income	(9,200)	(8,756)	(9,867)
Social contributions not presented in equity	(2)	(1)	(13)
Employee shareholding plan Together 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation			(172)
Free share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	€ (21)	€ (16)	€ (13)